As filed with the Securities and Exchange Commission on February 17, 2017
Registration No. 333-215559

UNITED STATES
|SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. 1

POST-EFFECTIVE AMENDMENT NO.____

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention: Brian Nielsen

(Address of Principal Executive Offices)

(402) 895-1600

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	James P. Ash, Esq. Senior Vice President Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on February 21, 2017, pursuant to Rule 488 under the Securities Act of 1933, or as soon thereafter as practicable.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered...............................................       Investor Class and Advisor Class Shares of the Al Frank Fund, no par value per share, of the Registrant

Northern Lights Fund Trust II

Al Frank FUND

17605 Wright Street

Omaha, NE 68130

February 17, 2017

Dear Shareholder:

We wish to provide you with some important information concerning your investment. The Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”), after careful consideration, has approved the reorganization (the “Reorganization”) of the Al Frank Dividend Value Fund (the “Dividend Value Fund”), a series of the Trust, into the Al Frank Fund (together with the Dividend Value Fund are collectively referred to as the “Funds”), also a series of the Trust. These two Funds have substantially similar fundamental and non-fundamental investment policies, as well as similar but not identical investment objectives and substantially similar principal investment strategies. Moreover, the Funds’ principal investment risks are substantially the same. As a result of the Reorganization, shareholders of the Dividend Value Fund will become shareholders of the Al Frank Fund.

In proposing the Reorganization, AFAM Capital, Inc., the investment adviser to both Funds reasoned, among other things, that the Reorganization might increase the combined Fund’s prospects for increased sales and economies of scale perhaps further lowering the total annual operating expense ratio as certain fixed fees would be spread across a larger asset base. AFAM also took the view that the Reorganization represented the most effective use of investment resources and could create an environment with the best opportunity for successful long-term investing on behalf of shareholders.

In approving the Reorganization, the Board considered, among other things, the similarities between the Funds’ investment objectives and policies, the fact that the Reorganization will result in expense savings for shareholders as the Al Frank Fund has a lower expense ratio (before and after waiver) than the Dividend Value Fund, that the costs of the Reorganization will be borne by AFAM Capital, Inc., the investment adviser to both Funds, and the anticipated tax-free nature of the Reorganization. While the Board acknowledges that the investment adviser to both Funds could benefit through the Reorganization from a reduction in the amount of fees it waives, the Board believes that the Reorganization overall will be in the best interest of the combined Fund’s shareholders. Additionally, to the extent that the investment adviser has waived any fees for the Dividend Value Fund, the investment adviser confirms that such waived fees will not be subject to reimbursement/recapture following the Reorganization.

Effective April 21, 2017 (the “Closing Date”), the Dividend Value Fund will transfer its assets to the Al Frank Fund. In connection with the Reorganization, you will receive Investor Class or Advisor Class shares of the Al Frank Fund equal in aggregate net asset value to the aggregate net asset value of your Investor Class or Advisor Class shares of the Dividend Value Fund, respectively. The enclosed Combined Prospectus/Proxy Statement describes the Reorganization in greater detail and contains important information about the Al Frank Fund.

If you have questions, please contact the Funds at 1-888-263-6443.

Sincerely,

Kevin E. Wolf

President

Northern Lights Fund Trust II

Northern Lights Fund Trust II

Al Frank FUND

17605 Wright Street

Omaha, NE 68130

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 20, 2017

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To the Shareholders of the Al Frank Dividend Value Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Al Frank Dividend Value Fund (the “Dividend Value Fund”), a series of Northern Lights Fund Trust II (“NLFT II”), is to be held at 10:00 a.m. Eastern time on April 20, 2017, at the offices of Gemini Fund Services, LLC, at 80 Arkay Drive, Hauppauge, NY 11788.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all of the assets of the Dividend Value Fund to the Al Frank Fund, a series of NLFT II.

The transfer effectively would be an exchange of your shares of the Dividend Value Fund for shares of the Al Frank Fund, which would be distributed pro rata by the Dividend Value Fund to holders of its shares in complete liquidation of the Dividend Value Fund, and the Al Frank Fund’s assumption of the Dividend Value Fund’s liabilities.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. Holders of record of the shares of beneficial interest in the Dividend Value Fund as of the close of business on February 14, 2017, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve the Plan is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of NLFT II,

Sincerely,

Kevin E. Wolf

President

Northern Lights Fund Trust II

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Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on April 20, 2017 or any adjournment or postponement thereof. This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.alfrankfunds.com. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Dividend Value Fund the necessity of further solicitations to ensure a quorum at the Special Meeting.

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Prospectus/Proxy Statement.

Q.	What is this document and why did we send it to you?

A.	This is a Combined Prospectus/Proxy Statement that provides you with information about a plan of reorganization between the Al Frank Dividend Value Fund (the “Dividend Value Fund”) and the Al Frank Fund (the “Al Frank Fund”). Both the Dividend Value Fund and the Al Frank Fund are series of the Northern Lights Fund Trust II (the “Trust”). The Dividend Value Fund and the Al Frank Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.” The investment objectives of the Funds are similar but not identical: the investment objective of the Al Frank Fund is long-term capital appreciation; the investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income. In addition, the Funds have substantially similar fundamental investment policies (i.e., those that cannot be changed without shareholder approval) and identical non-fundamental investment policies (i.e., those that do not require shareholder approval to change), as well as substantially similar principal investment strategies. There are some differences, however, and these are described under “Summary of Investment Objectives, Strategies and Risks” in this Prospectus/Proxy Statement. When the reorganization (the “Reorganization”) is completed, your shares of the Dividend Value Fund will be exchanged for shares of the Al Frank Fund, and the Dividend Value Fund will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the Reorganization, and a more complete description of the Al Frank Fund.

You are receiving this Combined Prospectus/Proxy Statement because you own shares of the Dividend Value Fund as of February 14, 2017.

Q.	What are shareholders being asked to vote on at the upcoming Special Meeting on April 20, 2017?

A.	The Board of Trustees of the Trust (the “Board”) has called the Special Meeting at which you will be asked to vote on the Reorganization. If shareholders of the Dividend Value Fund do not vote to approve the Reorganization, the Board will consider other possible courses of action in the best interests of shareholders, including continuation of the Dividend Value Fund as is, the Dividend Value Fund’s liquidation or seeking shareholder approval of amended proposals.

Q.	Has the Board of Trustees approved the Reorganization?

A.	Yes, the Board has approved the Reorganization. After careful consideration, the Board, including all of the Trustees who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), determined that the Reorganization is in the best interests of the Dividend Value Fund’s shareholders and that the Dividend Value Fund’s existing
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shareholders interests will not be diluted as a result of the Reorganization. It is expected that the Dividend Value Fund will benefit from the possible operating efficiencies and economies of scale that may result from combining the assets of the Dividend Value Fund with the assets of the Al Frank Fund.

Q.	Why is the Reorganization occurring?

A.	The Board has determined that Dividend Value Fund shareholders may benefit from an investment in the Al Frank Fund in the following ways:

(i)	Shareholders of the Dividend Value Fund will remain invested in an open-end fund that has greater net assets at the time of and following the Reorganization;
(ii)	Shareholders of the Dividend Value Fund will experience expense savings as the Al Frank Fund has a lower expense ratio (before and after waiver) than the Dividend Value Fund.
(iii)	The Reorganization may increase the combined Al Frank Fund’s prospects for increased sales and economies of scale perhaps further lowering the total annual operating expense ratio as certain fixed fees are spread across a larger asset base.
(iv)	The Reorganization may represent the most effective use of investment resources and may create an environment with the best opportunity for successful long-term investing on behalf of shareholders.

Q.	How will the Reorganization affect me as a shareholder?

A.	Upon the closing of the Reorganization, Dividend Value Fund shareholders will become shareholders of the Al Frank Fund. With the Reorganization, all of the assets and the liabilities of the Dividend Value Fund will be combined with those of the Al Frank Fund. You will receive shares of the Al Frank Fund of the same class as the shares you own of the Dividend Value Fund. An account will be created for each shareholder that will be credited with shares of the Al Frank Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Dividend Value Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares than it currently holds in the Dividend Value Fund. No physical share certificates will be issued to shareholders. As a result of the Reorganization, a Dividend Value Fund shareholder will hold a smaller percentage of ownership in the Al Frank Fund than such shareholder held in the Dividend Value Fund prior to the Reorganization.

Although the Dividend Value Fund and Al Frank Fund have similar but not identical investment objectives, each achieve their objectives with slightly different strategies and investment in different portfolios of investments which may carry different risks. For more information about each Fund’s strategy and risks, please refer to the respective Fund’s current prospectus available at www.alfrankfunds.com.

Q.	Will the Reorganization result in new or higher fees for shareholders?

A.	The Reorganization is not expected to result in higher fees for shareholders. The Al Frank Fund’s advisory fee is the same as that of the Dividend Value Fund, and the Al Frank Fund’s total operating expenses are lower than those of the Dividend Value Fund. AFAM Capital, Inc. (“AFAM” or the “Adviser”), the investment adviser to both Funds will be paid an investment advisory fee equal to 1.00% of the Al Frank Fund’s average daily net assets which is the same as the 1.00% advisory fee paid by the Dividend Value Fund. Estimated Other Expenses of the Al Frank Fund are lower than those of the Dividend Value Fund. Each Fund’s Investor Class and Advisor Class pay 0.25% and 0.00%, respectively in 12b-1 fees.

AFAM has contractually agreed to waive management fees and to make payments to limit the Al Frank Fund expenses, until at least April 30, 2018 so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 1.49% and 1.24% of average daily net assets attributable to Investor Class and Advisor Class shares, respectively. The agreement excludes any front-end or contingent deferred sales

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loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board. AFAM is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and increase its performance.

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to take effect on or about April 21, 2017, or as soon as possible thereafter.

Q.	Who will pay for the Reorganization?

A.	The costs of the Reorganization will be borne by AFAM, each Fund’s investment adviser, and such costs will not impact either Fund’s net asset value.

Q.	Will the Reorganization result in any federal tax liability to me?

A.	The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes and will not take place unless the Dividend Value Fund and the Al Frank Fund receive an opinion of counsel to the Al Frank Fund to that effect. Assuming the Reorganization so qualifies, Dividend Value Fund shareholders should not recognize any gain or loss on their exchanges of shares of the Dividend Value Fund for shares of the Al Frank Fund. Shareholders of the Dividend Value Fund may receive a special dividend prior to the closing of the Reorganization that will be taxable. AFAM, each Fund’s investment adviser, does not presently anticipate selling off portfolio securities of the Dividend Value Fund prior to the Reorganization, or selling assets to adjust the portfolio of the Al Frank Fund after the Reorganization, although it is possible the adviser may have to sell some smaller positions of the Al Frank Fund after the Reorganization if redemption trends require greater liquidity in the portfolio.

Q.	Can I redeem my shares of the Dividend Value Fund before the Reorganization takes place?

A.	Yes. You may redeem your shares, at any time before the Reorganization takes place, as set forth in the Dividend Value Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of April 21, 2017 will be exchanged for shares of the Al Frank Fund.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus Dividend Value Fund shareholders will not pay any such fee indirectly.

Q.	Whom do I contact for further information?

A.	You can contact your financial adviser for further information. You may also contact the Funds at 1-888-263-6443. You may also visit our website at www.alfrankfunds.com.

Q.	What will happen if shareholders do not approve the Reorganization?
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A.	If shareholders do not vote to approve the Reorganization, the Board will consider other possible courses of action in the best interests of shareholders, including continuation of the Dividend Value Fund as is, the Dividend Value Fund’s liquidation or seeking shareholder approval of amended proposals.
Q.	May I revoke my proxy?
A.	Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Special Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy card at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received prior to the Special Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or internet may be revoked at any time before they are voted at the Special Meeting in the same manner that proxies voted by mail may be revoked (i.e., the shareholder may attend the Special Meeting and revoke their vote or submit a letter of revocation any time prior to the Special Meeting, or the shareholder may submit a new vote (in any capacity) to change their vote as only the shareholder’s most recent vote counts).

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PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.

YOUR VOTE IS VERY IMPORTANT

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to Northern Lights Fund Trust II in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration Valid Signature

Corporate Accounts

1.	ABC Corp.	ABC Corp.

2.	ABC Corp.	John Doe, Treasurer

3.	ABC Corp	John Doe

c/o John Doe, Treasurer

4.	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

1.	ABC Trust	Jane B. Doe, Trustee

2.	Jane B. Doe, Trustee	Jane B. Doe

u/t/d 12/28/78

Custodial or Estate Accounts

1.	John B. Smith, Cust.	John B. Smith

f/b/o John B. Smith, Jr. UGMA

2.	Estate of John B. Smith	John B. Smith, Jr. Executor

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on April 20, 2017 or any adjournment or postponement thereof. This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.alfrankfunds.com. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

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COMBINED PROSPECTUS/PROXY STATEMENT

RELATING TO THE ACQUISITION OF ASSETS OF THE

Al frank Dividend Value FUND,

a series of Northern Lights Fund Trust II

BY AND IN EXCHANGE FOR

Investor Class And Advisor Class SHARES OF THE

AL FRANK FUND,

a series of Northern Lights Fund Trust II

Managed by:
AFAM Capital, Inc.
12117 FM 2244, Building 3, Suite 170

Austin, TX 78738

1-888-263-6443

February 22, 2017

This Combined Prospectus/Proxy Statement is being furnished to shareholders of the Al Frank Dividend Value Fund (the “Dividend Value Fund”), a series of Northern Lights Fund Trust II (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of Investor Class and Advisor Class shares of the Dividend Value Fund will receive Investor Class and Advisor Class shares of the Al Frank Fund (the “Al Frank Fund”), also a series of the Trust, equivalent in aggregate net asset value to the aggregate net asset value of their shares, in their respective classes, of the Dividend Value Fund, as of the closing date of the reorganization (the “Reorganization”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Dividend Value Fund, at the offices of Gemini Fund Services, LLC, the Trust’s administrator, at 80 Arkay Drive, Suite 110, Hauppauge, NY 11788 on April 20, 2017, at 10:00 a.m. Eastern Time. At the Special Meeting, shareholders of the Dividend Value Fund will be asked to consider and approve the Reorganization Agreement. Upon completion of the Reorganization, the Dividend Value Fund will be terminated as a series of the Trust and the Al Frank Fund will continue as the surviving fund. The Reorganization is expected to be consummated on April 21, 2017. Failure of any of the conditions to closing as described herein will result in the Reorganization not being completed. If the Reorganization is not completed, it is expected that the Dividend Value Fund and the Al Frank Fund will continue to operate as separate series of the Trust.

The Board believes that the Reorganization is in the best interests of the Dividend Value Fund and the Al Frank Fund (together, the “Funds”), and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.

For federal income tax purposes, the Reorganization will be structured as a tax-free transaction for the Funds and their shareholders.

The investment objectives of the Funds are similar but not identical: the investment objective of the Al Frank Fund is long-term capital appreciation; the investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income. In addition, the Funds have substantially similar fundamental investment policies (i.e., those that cannot be changed without shareholder approval) and identical non-fundamental investment policies (i.e., those that do not require shareholder approval to change), as well as substantially similar principal investment strategies. There are some differences, however, and these are described under “Summary of Investment Objectives, Strategies and Risks” in this Prospectus/Proxy Statement.

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This Combined Prospectus/Proxy Statement sets forth concisely the information about the Al Frank Fund that shareholders of the Dividend Value Fund should know before investing and should be read and retained by investors for future reference.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Prospectus/Proxy Statement by reference:

•	Reorganization-Related Document: the Preliminary Statement of Additional Information relating to the Reorganization dated the same date as this Combined Prospectus/Proxy Statement (the “Merger SAI”), filed on January 13, 2017 (SEC Accession No. 0001580642-17-000240);
•	Dividend Value Fund Documents: the Prospectus and Statement of Additional Information of Northern Lights Fund Trust II dated May 1, 2016, as supplemented, filed on April 22, 2016 (File Nos. 333-174926; 811-22549); and
•	Al Frank Fund Documents: the Prospectus and Statement of Additional Information of Northern Lights Fund Trust II dated May 1, 2016, as supplemented, filed on April 22, 2016 (File Nos. 333-174926; 811-22549).

Copies of these documents are available without charge and can be obtained by writing to the Trust at c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130, or by calling, toll free, 1-888-263-6443.

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that either Fund will achieve its investment objectives.

AS WITH ALL OPEN-END MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

A. Overview	1
B. Summary of Investment Objectives, Strategies and Risks	1
C. Key Information About the Reorganization	9
Summary of the Reorganization	9
Description of the Shares to be Issued	9
Reasons for the Reorganization	9
Federal Income Tax Consequences	10
Comparison of Shareholder Rights	12
Comparison of Valuation Procedures	12
Capitalization	12
Investment Adviser	13
Distribution	14
Purchase and Redemption Procedures.	15
Control Persons and Principal Holders of Securities	17
Service Providers	19
Financial Highlights	20
D. Comparison Fee Table and Example; Portfolio Turnover	25
E. Comparison of Performance	27
APPENDIX A	31

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A.	Overview

At a meeting held on October 24-25, 2016, the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”), including all of the trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an Agreement and Plan of Reorganization dated April 21, 2017 (the “Plan of Reorganization”), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. Under the Plan of Reorganization, subject to satisfaction of certain closing conditions described below (the “Closing Conditions”), the Dividend Value Fund (the “Dividend Value Fund”) will transfer all of its assets and liabilities to the Al Frank Fund (the “Al Frank Fund”) in exchange for that number of Investor Class and Advisor Class shares of the Al Frank Fund equivalent in aggregate net asset value to the aggregate net asset value of the Investor Class and Advisor Class shares of the Dividend Value Fund outstanding immediately prior to the Closing Date (as defined below). This will be followed by a distribution of those shares to Dividend Value Fund Investor Class and Advisor Class shareholders so that each Dividend Value Fund shareholder will receive shares of the Al Frank Fund equivalent to the value of Dividend Value Fund shares held by such shareholder as of the Valuation Time (as defined below). Unless delayed for any reason, the Valuation Time is expected to occur as of the close of regular trading on the New York Stock Exchange on April 20, 2017, and the Closing Date is expected to occur on the following business day, which is April 21, 2017. The Dividend Value Fund will then be liquidated and terminated as a series of the Trust and the Al Frank Fund will continue as the surviving fund (the transactions described in this paragraph are collectively referred to as the “Reorganization”). The expenses associated with the Reorganization include costs of printing, costs of mailing the Combined Prospectus/Proxy Statement, the costs of holding the Special Meeting, EDGAR filings fees and legal expenses.

As set forth in the Plan of Reorganization, the Reorganization is subject to certain normal and customary closing conditions as described therein. Failure of any of the Closing Conditions will result in the Reorganization not being completed. Such Closing Conditions include, that the Dividend Value Fund and the Al Frank Fund receive an opinion from Alston & Bird LLP, dated as of the Closing Date, regarding the characterization of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code; this N-14 will have been declared effective; all service provided certifications and other certifications as required by the Plan of Reorganization will be executed and delivered; and obtaining the requisite shareholder approval and satisfying other conditions outlined in the Plan of Reorganization.

AFAM Capital, Inc. (“AFAM” or the “Adviser”), the investment adviser to both Funds, and/or an affiliate thereof, will be responsible for the costs of the Reorganization.

B.	Summary of Investment Objectives, Strategies and Risks

Investment Objectives. The investment objectives of the Funds are similar, although the Al Frank Fund’s objective does not include a dividend income component: the investment objective of the Al Frank Fund is long-term capital appreciation; the investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.

Principal Investment Strategies. Each Fund seeks to achieve its investment objective by using the principal investment strategies discussed below, which, you will note, are substantially similar for the two Funds. After the Reorganization, the combined Fund will follow the principal investment strategies of the Al Frank Fund.

The following discussion comparing the investment strategies and principal risks of each Fund is based upon and qualified in its entirety by the respective investment strategies and principal risks sections of the Funds’ prospectus dated May 1, 2016, as supplemented.

	Dividend Value Fund	Al Frank Fund
Principal Investment	Under normal market conditions, the Dividend Value Fund invests at least 80% of its net assets in equity securities that pay or are expected to	Under normal market conditions, the Adviser selects equity securities that it believes are out of favor and undervalued. The Adviser then

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Strategies

pay dividends. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.

The Adviser selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis. The Dividend Value Fund may also invest in foreign securities, provided that they are publicly traded in the United States, including in ADRs. The Adviser screens a universe of more than 6,000 stocks in order to identify those with a dividend paying history, low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to their historical norms, their industry peers or the overall market. The Adviser utilizes these and other fundamental valuation metrics as well as its assessments of a company’s long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Adviser believes the stock is fairly valued. Those stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection. The Dividend Value Fund’s portfolio seeks broad diversification via exposure to a significant number of major market sectors and industry groups.

The Adviser may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

attempts to purchase the securities and hold them until it believes that the securities have reached their fair value.

The Adviser selects equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants. The Al Frank Fund may invest in securities of foreign issuers (“foreign securities”), provided that they are publicly traded in the United States, including in American Depositary Receipts (“ADRs”). The Adviser screens a universe of more than 6,000 stocks in order to identify those with low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market. The Adviser utilizes these and other fundamental valuation metrics as well as its assessments of a company’s long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Adviser believes the stock is fairly valued. Those stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection. The Adviser employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization. The Al Frank Fund’s portfolio is expected to hold both dividend and nondividend paying stocks and seeks broad market diversification via exposure to a significant number of major market sectors and industry groups.

The Adviser may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

To earn additional income, the Al Frank Fund, through its agent, may lend its portfolio securities to broker-dealers amounting to no more than 33-1/3% of the total assets of the Fund (including any collateral posted) or 50% of the total assets of the Fund (excluding any collateral posted). When the Al Frank Fund loans its portfolio securities, it will receive collateral equal to at least 102% of the value of the loaned securities.

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For each Fund, the Adviser selects equity securities consisting of common stocks and securities having the characteristics of common stocks. The Funds may also invest in foreign securities, provided that they are publicly traded in the United States, including in ADRs. The Adviser screens a universe of more than 6,000 stocks in order to identify those with a dividend paying history, low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to its historical norms, its industry peers or the overall market. The Funds’ portfolios seek broad diversification via exposure to a significant number of major market sectors and industry groups. The Adviser employs a go-anywhere style focused on uncovering undervalued stocks independent of market capitalization. Stock selection is driven by bottom-up fundamental analysis in the context of macroeconomic and industry data. The Adviser distills company fundamentals and growth prospects into earnings and cash flow estimates applied against a determination of fair-value multiples to arrive at target prices. Stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection.

While these two Funds have substantially similar fundamental and non-fundamental investment policies, as well as similar but not identical investment objectives and substantially similar principal investment strategies, the two Funds have two primary differences. The first difference is that the Dividend Value Fund’s investment strategy requires seeking dividend producing stocks that absolutely produce a dividend, while the Al Frank Fund’s investment strategy does not mandate this same approach. The Al Frank Fund is not required by its strategy to seek dividend producing stocks, however, the types of stocks that it does invest in frequently are dividend producing stocks. The second primary difference pertains to each Fund’s borrowing policy. Specifically, the policies are identical except that the Al Frank Fund policy does not contain (i) the clause “except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit,”’ and (ii) an explicit clause regarding the current regulatory limit.

The Adviser may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.

For temporary defensive purposes, the Adviser may invest without limit in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in the Funds not achieving their investment objectives. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Investment Risks. Because their investment objectives are similar but not identical and their principal investment strategies are substantially similar, the Dividend Value Fund and the Al Frank Fund are subject to substantially the same risks. A summary of the principal risks of investing in each Fund is set forth below. This summary is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of the Funds, which are incorporated by reference. After the Reorganization, the combined Fund will have the same risks as the Al Frank Fund.

The Dividend Value Fund and Al Frank Fund have the following identical risks: Management Risk, Market Risk, Small- and Medium-Sized Companies Risk, Equity Risk, Value Style Investing Risk, Foreign Securities Risk and Cyber Securities Risk. The Al Frank Fund additionally has Securities Lending Risk as set forth below.

Management Risk. The skill of the Adviser will play a significant role in the Funds’ ability to achieve their investment objectives. The Funds’ ability to achieve their investment objectives depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. In addition, the Funds’ ability to achieve their investment objectives depends on the Adviser’s ability to select stocks, particularly in volatile stock markets. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Market Risk. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Funds’ shares will fluctuate due to the movement of the overall stock market or the value of the individual securities held by the Funds.

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Small- and Medium-Sized Companies Risk. Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies, because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity, and their prices may be more volatile.

Equity Risk. The risks that could affect the value of the Funds’ shares and the total return on your investment include the possibility that the equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities market in general, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Securities Lending Risk (Al Frank Fund Only). When the Al Frank Fund loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof. Nevertheless, the Al Frank Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, if the Al Frank Fund’s securities are sold while out on loan and the securities are not returned timely by the borrower, there is a possibility that the sale transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the Al Frank Fund. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Al Frank Fund will have to cover the loss when repaying the collateral.

Value Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Foreign Securities Risk. The Funds may also invest in foreign securities, including ADRs, which may be subject to special risks not usually associated with owning securities of U.S. issuers. The Funds’ returns and NAVs may be affected by several factors, including those described below.

Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments. The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of the Funds’ investments.

Cyber Security Risk. As the use of technology has become more prevalent in the course of business, each Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted

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data relating to each Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Funds and its service providers. Cyber security breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the statement of additional information for the Funds, which is incorporated by reference.

Distribution. Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, NE 68130 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA.

Distribution and Service Plan (Rule 12b-1)

Each Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “12b-1 Plan”) under the 1940 Act. Under the 12b-1 Plan, each Fund is authorized to pay the Fund’s distributor, or such other entities as approved by the Board, a fee for the promotion and distribution of the Fund and the provision of personal services to shareholders. The maximum amount of the fee authorized is 0.25% of each Fund’s Investor Class shares average daily net assets annually. The distributor may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution or service activity. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

In addition to the fees paid under the 12b-1 Plan, each Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Adviser and affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Purchase and Redemption Procedures.

Purchasing Information. Investor Class and Advisor Class shares of both Funds are offered for purchase by mail, through brokers or agents who have entered into selling agreements with the Funds’ distributor, by wire (the Funds will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE) or shareholders may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts. Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.

Minimum Investments. Investor Class shares of both Funds has the same investment minimums. The minimum initial investment in Investor Class shares of the Fund is $1,000. The minimum subsequent investment in Investor Class shares of a Fund is $100. The minimum initial investment in Advisor Class shares of the Fund is $100,000. The minimum subsequent investment in Advisor Class shares of a Fund is $100. If at any time a shareholder’s account balance in one of the Funds falls below $1,000, the Fund may notify the shareholder that, unless the account is brought up to at least $1,000 within 60 days of the notice; the account could be closed. After the notice period, the Fund may redeem all of the shares and close the account by sending a check to the address of record. An account will not be closed if the account balance drops below required minimum due to a decline in NAV.

Redemption Information. Shares of both Funds are redeemed at a price equal to the NAV next determined after the redemption request is accepted in good order by the Funds. The Funds do not impose any contingent

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deferred sales charges. Both Funds have reserved the right to redeem shares “in-kind” under certain circumstances. The Funds do impose a redemption fee as described above.

Purchasing Shares by Exchange. Shares of one Class of a Fund will not be exchangeable for shares of the other Class.

Limitations on Purchase. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds. The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Execution of Requests. Each Fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by the Trust. In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.

Frequent Trading. The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting a Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;”
•	Rejecting or limiting specific purchase requests; and
•	Charging a 2% redemption charge if shares are held less than 60 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders.

The Funds reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds

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may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Distributions and Taxes. Both Funds distribute most or all of their net investment income and capital gains annually, typically in December. Many investors have their distribution payments reinvested in additional shares of the same Fund and class. If you choose this option, or if you do not indicate any choice, your distribution payments will be reinvested on the payment date. Alternatively, you can choose to have a check for your distribution payments mailed to you. However, if, for any reason, the check is not deliverable, your distribution payments will be reinvested and no interest will be paid on amounts represented by the check. All distributions that you receive from the Funds are generally taxable, whether reinvested or received in cash. In addition, your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares.

Investment Restrictions and Limitations. With the exception of the policy on borrowing, the Funds have identical fundamental and non-fundamental investment restrictions. The policy on borrowing, for both Funds is substantially similar. Specifically, the policies are identical except that the Al Frank Fund policy does not contain (i) the clause “except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit,”’ and (ii) an explicit clause regarding the current regulatory limit. Set forth below is a summary of these restrictions. After the Reorganization, the combined Fund will follow the investment restrictions of the Al Frank Fund. Fundamental investment restrictions may only be changed by shareholder vote, while non-fundamental investment restrictions may be changed by action of the Board alone.

Each Fund’s investment objectives are fundamental.

In addition, the Al Frank Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

In addition, the Dividend Value Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales; except as the

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1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit; the regulatory limits allow the Fund to borrow up to 5% of its total assets for temporary purposes and to borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets; the effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33-1/3%) of its total assets, including those assets represented by the borrowing;

2.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

7.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

8.	Make investments for the purpose of exercising control or management.

The Funds observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

Each Fund may not:

1.	Invest in the securities of other investment companies or purchase any other investment company’s voting securities or make any other investment in other investment companies except to the extent permitted by federal securities law;

2.	Hold, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity; or

3.	Purchase or sell futures contracts.

C.	Key Information About the Reorganization

The following is a summary of key information concerning the proposed Reorganization. Please also refer to the Plan of Reorganization, which is attached to this Combined Prospectus/Proxy Statement as Appendix A and which includes more detailed information about the Reorganization. The following summary is qualified in its entirety by reference to Appendix A.

Summary of the Reorganization. On October 24-25, 2016, the Board, on behalf of the Dividend Value Fund and the Al Frank Fund, approved the Plan of Reorganization that contemplates the transfer to the Al Frank Fund of all of the assets and liabilities of the Dividend Value Fund solely in exchange for shares of beneficial interest of the Al Frank Fund. Following the transfer, Investor Class and Advisor Class shares of the Al Frank Fund will be distributed to Investor Class and Advisor Class shareholders of the Dividend Value Fund in liquidation of the Dividend Value Fund and the Dividend Value Fund will subsequently be terminated as a series of the Trust.

Both Funds are equity funds with similar but not identical investment objectives and substantially similar investment strategies. The Trust’s Board and the Funds’ investment adviser, AFAM, recognize that greater economies of scale and efficiencies can be attained by combining the assets of the Funds.

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As a result of the Reorganization, each shareholder of the Dividend Value Fund will receive full and fractional Investor Class and Advisor Class shares of the Al Frank Fund equal in aggregate net asset value at the time of the Reorganization to the aggregate net asset value of such shareholder’s Investor Class and Advisor Class shares of the Dividend Value Fund immediately prior to the Reorganization. The Board has determined that the interests of existing shareholders of the Dividend Value Fund will not be diluted as a result of the transactions contemplated by the Reorganization. For the reasons set forth below under “Reasons for the Reorganization,” the Board (including the independent trustees) concluded that the Reorganization would be in the best interest of the Dividend Value Fund and its shareholders.

Description of the Shares to be Issued. Full and fractional shares of the Investor Class and Advisor Class shares of the Al Frank Fund will be issued to shareholders of the Dividend Value Fund, in accordance with the procedures under the Plan of Reorganization as described above. The Declaration of Trust of Northern Lights Fund Trust II permits the Board to issue an unlimited number of shares of beneficial interest of each series within the Trust with no par value per share. Like the Dividend Value Fund, the Al Frank Fund is a series of the Trust which, as of the Closing Date, will consist of Investor Class and Advisor Class shares. There are no differences between the Investor Class and Advisor Class shares of the Dividend Value Fund, respectively, and the Investor Class and Advisor Class shares of the Al Frank Fund, respectively. Each share of beneficial interest of each series of shares has one vote and shares equally in dividends and distributions when and if declared by a series and in the series’ net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. The shares do not entitle the holder thereof to preference, preemptive, appraisal, conversion or exchange rights, except as the Board may determine with respect to any series of shares. Shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board may classify or reclassify any unissued shares of either Fund into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of applicable securities laws. Shareholders of each series vote as a series to change, among other things, a fundamental policy of each such series and to approve the series’ investment management contracts and distribution plans pursuant to Rule 12b-1 of the 1940 Act. Like the Dividend Value Fund, the Al Frank Fund is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Board, it is necessary or desirable to submit matters for a shareholder vote.

Reasons for the Reorganization. The Board, after careful consideration, has approved the reorganization of the Dividend Value Fund, a series of the Trust, into the Al Frank Fund, also a series of the Trust. In approving the Reorganization, the Board considered, among other things, the following factors:

(i)	after the Reorganization, shareholders of the Dividend Value Fund will be invested in a Fund with a similar, but not identical, investment objective and substantially similar investment strategies;
(ii)	the portfolio management team that is expected to manage the Al Frank Fund following the closing of the Reorganization currently manages both the Al Frank Fund and the Dividend Value Fund;
(iii)	shareholders of the Dividend Value Fund will remain invested in an open-end fund that has greater net assets at the time of and following the Reorganization;
(iv)	the advisory fee for both Al Frank Funds is the same;
(v)	the total annual operating expense ratio for the Al Frank Fund is lower than that of Dividend Value Fund both before and after fee waivers;
(vi)	the Reorganization is not expected to result in any tax consequence to the shareholders of the Dividend Value Fund;
(vii)	the Al Frank Funds and their shareholders will not bear any of the costs of the Reorganization; and
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(viii)	the Dividend Value Fund shareholders will receive Al Frank Fund shares with the same aggregate net asset value as their Dividend Value Fund shares.

The Board also noted that the Reorganization may increase the combined Al Frank Fund’s prospects for increased sales and economies of scale perhaps further lowering the total annual operating expense ratio as certain fixed fees are spread across a larger asset base. The Board also considered AFAM’s view that the Reorganization represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders. While the Board acknowledged that AFAM could benefit through the Reorganization from a reduction in the amount of fees it waives, it believes that the Reorganization overall will be in the best interest of the combined Fund's shareholders.

Federal Income Tax Consequences. The following is a summary of certain U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Dividend Value Fund as capital assets for U.S. federal income tax purposes (generally, assets held for investment). This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under U.S. federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This summary of U.S. federal income tax consequences is for general information only. Each Fund’s shareholders should consult their own tax advisers regarding the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws, including possible changes in tax law.

It is a condition to the closing of the Reorganization that the Dividend Value Fund and the Al Frank Fund receive an opinion from Alston & Bird LLP, dated as of the Closing Date, regarding the characterization of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code. The opinion of Alston & Bird LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Alston & Bird LLP will also rely upon certain representations of the management of each Fund and assume, among other things, that the Reorganization will be consummated in accordance with the Plan and other operative documents and as described herein. An opinion of counsel is not binding on the IRS or any court. If the Reorganization does not qualify as a reorganization under the Code, the Dividend Value Fund would recognize gain or loss on the transfer of its assets to the Al Frank Fund and each shareholder of the Dividend Value Fund that is otherwise subject to federal income tax would recognize taxable gain or loss equal to the difference between its tax basis in its Dividend Value Fund shares and the fair market value of the shares of the Al Frank Fund it received.

Assuming the Reorganization qualifies as a reorganization, the U.S. federal income tax consequences of the Reorganization can generally be summarized as follows:

•	no gain or loss will be recognized by the Dividend Value Fund on the transfer of its assets to the Al Frank Fund in exchange for shares of the Al Frank Fund or the assumption by the Al Frank Fund of all liabilities of the Dividend Value Fund;
•	no gain or loss will be recognized by the Dividend Value Fund upon the distribution of the shares of the Al Frank Fund to the Dividend Value Fund shareholders in exchange for their shares of the Dividend Value Fund, except that, immediately prior to the Reorganization, the Dividend Value Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

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•	the tax basis of the Dividend Value Fund’s assets acquired by the Al Frank Fund will be the same to the Al Frank Fund as the tax basis of such assets to the Dividend Value Fund immediately prior to the Reorganization, and the holding period of the assets of the Dividend Value Fund in the hands of the Al Frank Fund will include the period during which those assets were held by the Dividend Value Fund;

•	no gain or loss will be recognized by the Al Frank Fund upon the receipt of the assets of the Dividend Value Fund solely in exchange for shares of the Al Frank Fund and the assumption by the Al Frank Fund of all liabilities of the Dividend Value Fund;

•	no gain or loss will be recognized by shareholders of the Dividend Value Fund upon the receipt of the Al Frank Fund shares by such shareholders, provided such shareholders receive solely the Al Frank Fund shares (including fractional shares) in exchange for their Dividend Value Fund shares;

•	the aggregate tax basis of the shares of the Al Frank Fund, including any fractional shares, received by each shareholder of the Dividend Value Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Dividend Value Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Al Frank Fund shares, including fractional shares, to be received by each shareholder of the Dividend Value Fund will include the period during which the Dividend Value Fund shares exchanged were held by such shareholder; and

•	the Al Frank Fund will succeed to the tax attributes of the Dividend Value Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the regulations thereunder.

The Al Frank Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Dividend Value Fund.

Prior to the Closing Date, the Dividend Value Fund will pay to its shareholders one or more cash distributions consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any gains realized from any actual or deemed sales of assets prior to the Closing Date. Any such distribution generally would be taxable to shareholders that are subject to tax.

Shareholders of the Dividend Value Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganization, shareholders of the Dividend Value Fund should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Comparison of Shareholder Rights. Because both Funds are separate series of the same Trust, shareholders of each Fund have identical rights. Accordingly, the rights of shareholders of the Dividend Value Fund will not change as a result of the Reorganization.

Comparison of Valuation Procedures. The net asset value (“NAV”) for both Funds is calculated in exactly the same manner. The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

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Generally, the Funds’ securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Funds’ NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. In computing the NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

Capitalization. The following table sets forth, as of June 30, 2016, the capitalization of the Dividend Value Fund and the Al Frank Fund, and the pro forma combined capitalization of the Al Frank Fund assuming the Reorganization has been consummated.

Share Class	Dividend Value Fund	Al Frank Fund	Pro Forma Adjustments	Al Frank Fund Pro Forma Combined
Investor Class Shares:
Net Assets	$13,803,762	$65,710,018	$0	$79,513,780
Shares Outstanding[1]	1,170,684	3,064,896	643,769	3,708,665
Net Asset Value per Share	$11.79	$21.44		$21.44

Advisor Class Shares:

Net Assets	$422,753	$2,848,341	$0	$3,271,094
Shares Outstanding[1]	36,045	132,527	19,688	152,215
Net Asset Value per Share	$11.73	$21.49		$21.49
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1The correlating Dividend Value Fund share classes will be exchanged for the Investor Fund share classes at the Investor Fund’s ending NAV calculated as of the Valuation Time.

Investment Adviser. AFAM Capital, Inc. (“AFAM”) manages both Funds’ investments and business operations under the overall supervision of the Board. AFAM has the responsibility for making all investment decisions for the Funds. AFAM’s principal business address is 12117 FM 2244, Building 3, Suite 170, Austin, TX 78738. AFAM is registered as an investment adviser with the SEC and was founded in 1977. AFAM is owned by AF Holdings, Inc.  The Funds are subject to the same investment advisory contract, with the same annual management fee of 1.00%. Pursuant to an operating expense limitation agreement between the Adviser and the each Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Funds to ensure that the total amount of Fund operating (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.49% and 1.24% of the Al Frank Fund’s average net assets for Investor Class and Advisor Class shares respectively, and 1.98% and 1.73% of the Dividend Value Fund’s average net assets for Investor Class and Advisor Class shares respectively, through April 30, 2017, subject thereafter to annual re-approval of the agreement by the Board. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund’s annual operating expenses to exceed the expense cap. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board.

A discussion regarding the basis for the Board’ approval of the renewal of the investment advisory agreement between the Funds and AFAM can be found in the Funds’ annual report for the fiscal year ended December 31, 2015.

John Buckingham and Jason R. Clark are the portfolio managers responsible for the day-to-day management of the Funds.

Each Fund’s Chief Investment Officer is John Buckingham. As each Fund’s Chief Investment Officer, Mr. Buckingham is principally responsible for the day-to-day management of the Funds’ portfolios. He is supported by an investment committee. Mr. Buckingham joined the Adviser in 1987, and has managed the Funds since their inception. He is also Director of Research and Editor of The Prudent Speculator.

Jason R. Clark, a member of AFAM Capital’s Investment Committee and has been a part of the firm’s Research and Portfolio Management Department since 2007. Mr. Clark is currently Vice President, Senior Portfolio Manager and has been a portfolio manager of each Fund since January 2016. Within research, Jason is primarily focused on fundamental analysis of individual stocks and industries. Within Portfolio Management, Mr. Clark is responsible for active account management, providing education about the firm’s investment strategies and portfolio management process and working with the firm’s current and prospective Private Wealth clients. He also contributes to the firm’s newsletter and Market Commentaries. After serving in the United States Navy, Mr. Clark graduated summa cum laude with a B.A. degree in finance from the University of West Florida. His background includes experience as a fixed income specialist and corporate bond trader for Edward Jones and equity research associate with A.G. Edwards. Jason is a CFA® Charterholder and a member of the CFA® Society of Orange County.

After the Reorganization is consummated, the combined Fund will be managed by the same portfolio managers of the Funds.

Distribution. Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, NE 68130 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA.

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Distribution and Service Plan (Rule 12b-1)

Each Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “12b-1 Plan”) under the 1940 Act. Under the 12b-1 Plan, each Fund is authorized to pay the Fund’s distributor, or such other entities as approved by the Board, a fee for the promotion and distribution of the Fund and the provision of personal services to shareholders. The maximum amount of the fee authorized is 0.25% of each Fund’s Investor Class shares average daily net assets annually. The distributor may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution or service activity. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

In addition to the fees paid under the 12b-1 Plan, each Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Adviser and affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Additional Compensation to Financial Intermediaries

The distributor, its affiliates and the Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Funds, if any. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to a Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Sales Charges and Fees.

  Investor Class shares are sold without an initial sales charge, but are subject to a 0.25% Rule 12b-1 distribution and servicing fee.

  Advisor Class shares are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund.

In addition, each Fund charges a 2.00% redemption fee on the redemption amount if you sell your shares less than 60 days after purchase or shares held less than 60 days are redeemed for failure to maintain the Fund’s balance minimum. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 60 days or more are not subject to the 2% fee.

Redemption fees are paid to a Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Funds have elected not to impose the redemption fee for:

•	Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
•	Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
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•	Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	Involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in a Fund, or to pay shareholder fees; or
•	Redemptions or exchanges due to the death or disability of a shareholder, pursuant to a qualified domestic relations order or divorce decree, or similar situations where a Fund, in its discretion, believes it is appropriate in the circumstances.

Each Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Purchase and Redemption Procedures.

Purchasing Information. Investor Class and Advisor Class shares of both Funds are offered for purchase by mail, through brokers or agents who have entered into selling agreements with the Funds’ distributor, by wire (the Funds will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE) or shareholders may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts. Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.

Minimum Investments.

Investor Class shares of both Funds has the same investment minimums. The minimum initial investment in Investor Class shares of the Fund is $1,000. The minimum subsequent investment in Investor Class shares of a Fund is $100. The minimum initial investment in Advisor Class shares of the Fund is $100,000. The minimum subsequent investment in Advisor Class shares of a Fund is $100. If at any time a shareholder’s account balance in one of the Funds falls below $1,000, the Fund may notify the shareholder that, unless the account is brought up to at least $1,000 within 60 days of the notice; the account could be closed. After the notice period, the Fund may redeem all of the shares and close the account by sending a check to the address of record. An account will not be closed if the account balance drops below required minimum due to a decline in NAV.

Redemption Information. Shares of both Funds are redeemed at a price equal to the NAV next determined after the redemption request is accepted in good order by the Funds. The Funds do not impose any contingent deferred sales charges. Both Funds have reserved the right to redeem shares “in-kind” under certain circumstances. The Funds do impose a redemption fee as described above.

Purchasing Shares by Exchange. Shares of one Class of a Fund will not be exchangeable for shares of the other Class.

Limitations on Purchase. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds. The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Execution of Requests. Each Fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good

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order by the Trust. In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.

Frequent Trading. The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting a Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;”
•	Rejecting or limiting specific purchase requests; and
•	Charging a 2% redemption charge if shares are held less than 60 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of each Fund’s shareholders.

The Funds reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Distributions and Taxes. Both Funds distribute most or all of their net investment income and capital gains annually, typically in December. Many investors have their distribution payments reinvested in additional shares of the same Fund and class. If you choose this option, or if you do not indicate any choice, your distribution payments will be reinvested on the payment date. Alternatively, you can choose to have a check for your distribution payments mailed to you. However, if, for any reason, the check is not deliverable, your distribution payments will be reinvested and no interest will be paid on amounts represented by the check. All distributions that you receive from the Funds are generally taxable, whether reinvested or received in cash. In addition, your redemption of Fund shares

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may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares.

Legal Proceedings

A lawsuit has been filed relating to the Predecessor Funds’ (as defined above) former investments in Lyondell Chemical Company (“LYO”). The lawsuit stems from events surrounding a 2007 leveraged buyout of LYO by Basell AF S.C.A. On December 19, 2011, a large class of former shareholders of LYO, including the Predecessor Funds, were named as defendants in a proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust (the “Plaintiff”) in the U.S. Bankruptcy Court for the Southern District of New York. The Plaintiff seeks to recover amounts paid to former LYO shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses. On January 14, 2014, the U.S. Bankruptcy Court dismissed one fraud claim against shareholders in the lawsuit, but allowed another one to proceed. The Court also said the creditors, who are represented by a trust, could replead the dismissed count, keeping the lawsuit alive. On January 7, 2015, a response to initiate an adversary proceeding was filed in the bankruptcy case of Lyondell Chemical Company (LyondellBasell) and its affiliates. On September 15, 2015, the Court issued an opinion denying, without prejudice, the Plaintiff’s motion to certify a defendant class. The Court adopted the argument that it is premature to decide class certification (or at least to certify the particular classes requested by the Plaintiff) at this stage of the case. The “without prejudice” component of the decision, however, does leave open the door for the Plaintiff to file a new motion to certify a defendant class or to file an amended complaint naming more defendants. On November 18, 2015, the Court granted the shareholder defendants motion to dismiss the claims for intentional fraudulent transfer (this time without leave to replead), and denied the motion to dismiss the claims for constructive fraudulent transfer. At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. The lawsuit alleges no misconduct by the Funds or the Predecessor Funds.

If the lawsuit were to be decided or settled in a manner adverse to former LYO shareholders, the Funds could be required to return amounts received in connection with the leveraged buyout. The return of such amounts by the Funds, along with interest and other potential expenses, could have a negative impact on the Funds’ net asset values. It is not possible to determine the exact impact that such a decision might have on the Funds’ net asset values at this time. However, based on each Fund’s current assets and the size of each Predecessor Fund’s former investment in LYO, the impact could be approximately $0.25 per share for the Al Frank Fund and $0.09 per share for the Al Frank Dividend Value Fund. These estimates will fluctuate as the size of each Fund fluctuates.

The Funds are defending against the claims asserted against the Predecessor Funds in this matter. The defendants believe they have good defenses to the claims asserted in the lawsuit and intend to vigorously defend themselves. As of March 31, 2016, the Al Frank Fund and Al Frank Dividend Value Fund had total net assets of $71,541,890 and $14,765,679, respectively.

Control Persons and Principal Holders of Securities. As of February 1, 2017, the Funds’ shareholders of record and/or beneficial owners (to the Funds’ knowledge) who owned five percent or more of the Funds’ shares were as follows:

Al Frank Fund

Shareholder Name and Address	Percent of Shares Held of Class[1]	Percent of Shares Owned after Reorganization
Investor Class
National Financial Services, LLC 499 Washington Blvd, Fl 5 Jersey City, NJ 07310	17.35%
Charles Schwab & Co, Inc. 211 Main Street San Francisco, CA 94105-1905	26.17%
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TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	8.74%
Advisor Class Shares
Charles Schwab & Co, Inc. 211 Main Street San Francisco, CA 94105-1905	16.92%
Marcus R. Rusek	64.99%
Alan Bartholoemy Jr. Liv Trust	5.35%

1Ownership represents ownership of record rather than beneficial ownership.

Dividend Value Fund

Account Name and Address	Percent of Shares Held of Class[1]	Percent of Shares Held Following Reorganization
Investor Class
National Financial Services, LLC 499 Washington Blvd, Fl 5 Jersey City, NJ 07310	13.49%
Charles Schwab & Co, Inc. 211 Main Street San Francisco, CA 94105-1905	24.86%
LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121-1968	6.65%
Advisor Class Shares
LPL Financial 9785 Towne Centre Dr. San Diego, CA 92121-1968	14.62%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	14.80%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	20.61%
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	18.30%
TD Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	18.06%
National Financial Services, LLC 499 Washington Blvd, Fl 5 Jersey City, NJ 07310	10.35%

1Ownership represents ownership of record rather than beneficial ownership.

As of January 10, 2017, the officers, directors and trustees of the Dividend Value Fund, as a group, owned of record and beneficially, less than 1% of the outstanding voting securities of any class of shares of the Dividend Value Fund.

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As of January 10, 2017, the officers, directors and trustees of the Al Frank Fund, as a group, owned of record and beneficially less than 1% of the Investor Class or Advisor Class shares.

A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval. As a group, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund as of the Record Date. As a result, the Trustees and officers as a group are not deemed to control the Fund.

Based on the information provided above, as of January 10, 2017 shareholders and/or beneficial owners who owned a controlling interest were as follows:

Service Providers. Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130, provides the Funds with fund accounting and administration services and is the Funds’ transfer agent. U.S. Bank N.A., 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212 serves as the Funds’ custodian.

Voting Information. As of the Record Date, there were 1,161,471.473 shares of beneficial interest of the Dividend Vale Fund issued and outstanding. There were 1,083,578.531 of Investor Class shares outstanding and 77,892.942 of Advisor Class shares outstanding.

All shareholders of record of the Dividend Value Fund on the Record Date are entitled to vote at the Special Meeting on the Proposals. Each shareholder is entitled to one (1) vote per share held, and fractional votes for fractional shares held, on any matter submitted to a vote at the Special Meeting.

An affirmative vote of the holders of a majority of the outstanding shares of the Fund is required for the approval of the proposed Plan of Reorganization. As defined in the 1940 Act, a vote of the holders of a majority of the outstanding shares of a fund means the vote of (1) 67% or more of the voting shares of the fund present at the meeting, if the holders of more than 50% of the outstanding shares of the fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting shares of the fund, whichever is less.

Thirty-three and one-third percent (33-1/3%) of the shares of the Dividend Value Fund present in person or represented by proxy and entitled to vote shall constitute a quorum at the Special Meeting.

Broker non-votes and abstentions will be considered present for purposes of determining the existence of a quorum and the number of shares of the Dividend Value Fund represented at the Special Meeting, but they are not affirmative votes for any proposal. As a result, with respect to approval of the proposed Plan of Reorganization, non-votes and abstentions will have the same effect as a vote against a proposal because the required vote is a percentage of the shares present or outstanding.

Financial Highlights. Set forth below are the financial highlights for the Funds. The financial highlights are intended to help you understand the Funds’ financial performance for the past five years (or since inception of the Funds if less than five years). Certain information reflects financial results for a single Fund share outstanding for the period presented. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The financial highlights presented below for the years ended December 31, 2015, 2014, 2013, 2012 and 2011 have been derived from the Funds’ financial statements and financial highlights, which have been audited by BBD, LLP, an independent registered public accounting firm, for the years ended December 31, 2015 and 2014, and by another independent registered accounting firm for the years ended December 31, 2013, 2012 and 2011, whose reports, along with the Funds’ financial statements and financial highlights, are incorporated by reference in the SAI and included in the Funds’ annual report, each of which is available upon request by calling us at 1-888-263-6443. The financial highlights for the six-month period ended June 30, 2016 are unaudited and are included in the Funds’ Semi-Annual Report to Shareholders, which is available upon request by calling us at 1-888-263-6443.

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Al Frank Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period
Investor Class

	Six Months Ended
	June 30, 2016		Year Ended December 31
	(Unaudited)		2015	2014		2013	2012	2011
Net asset value, beginning of period	$21.13		$24.67	$26.24		22.25	$20.44	$27.49
Income from investment operations:
Net investment income ^	0.16		0.24	0.28		0.26	0.38	0.16
Net realized and unrealized gain/(loss) on investments	0.15		(1.83)	1.13		7.77	3.14	(1.42)
Total from investment operations	0.31		(1.59)	1.41		8.03	3.52	(1.26)
Less distributions:
From net investment income	—		(0.23)	(0.31)		(0.28)	(0.42)	(0.21)
From net realized gain on investments	—		(1.69)	(2.67)		(3.76)	(1.29)	(5.58)
From return of capital	—		(0.03)	—		—	—	—
Total distributions	—		(1.95)	(2.98)		(4.04)	(1.71)	(5.79)
Redemption fees retained ^ #	0.00		0.00	0.00		0.00	0.00	0.00
Net asset value, end of period	$21.44		$21.13	$24.67	(a)	26.24	$22.25	$20.44

Total return (b)	1.47	% +	-6.32%	5.43	% (c)	37.06%	17.26%	-4.64%

Ratios/supplemental data:
Net assets, end of period (thousands)	$65,710		$71,470	$86,670		$88,602	$75,557	$81,168
Ratio of expenses to average net assets:
Before fee waivers	1.61	% *	1.58%	1.57%		1.55%	1.70%	1.67%
After fee waivers	1.49	% *	1.49%	1.49%		1.49%	1.49%	1.49%
Ratio of net investment income to average net assets:
Before fee waivers	1.57	% *	0.88%	0.96%		0.95%	1.50%	0.40%
After fee waivers	1.69	% *	0.96%	1.04%		1.00%	1.71%	0.58%
Portfolio turnover rate	5.02	% +	12.38%	17.85%		18.70%	10.77%	34.88%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amounts are less than $0.01.

(a)	The NAV and offering price shown above differs from the traded NAV on December 31, 2014 due to financial statement rounding and/or financial statement adjustments made in accordance with accounting principals generally accepted in the U.S.

(b)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(c)	Total returns are calculated using the adjusted NAV on December 31, 2014.

20

Al Frank Fund
F I N A N C I A L  H I G H L I G H T S
For a share outstanding throughout each period
Advisor Class

	Six Months Ended
	June 30, 2016		Year Ended December 31
	(Unaudited)		2015		2014		2013		2012	2011
Net asset value, beginning of period	$21.16		$24.71		$26.27		22.27		$20.46	$27.52
Income from investment operations:
Net investment income ^	0.19		0.29		0.35		0.33		0.45	0.22
Net realized and unrealized gain/(loss) on investments	0.14		(1.82)		1.14		7.78		3.13	(1.42)
Total from investment operations	0.33		(1.53)		1.49		8.11		3.58	(1.20)
Less distributions:
From net investment income	—		(0.30)		(0.38)		(0.35)		(0.48)	(0.28)
From net realized gain on investments	—		(1.69)		(2.67)		(3.76)		(1.29)	(5.58)
From return of capital	—		(0.03)		—		—		—	—
Total distributions	—		(2.02)		(3.05)		(4.11)		(1.77)	(5.86)
Redemption fees retained	0.00	^ #	0.00	^ #	0.00	^ #	0.00	^ #	—	—
Net asset value, end of period	$21.49		$21.16		$24.71		26.27		$22.27	$20.46

Total return (a)	1.56	% +	-6.09%		5.73%		37.39%		17.55%	-4.40%
Ratios/supplemental data:
Net assets, end of period (thousands)	$2,848		$2,820		$4,098		$4,691		$3,592	$2,886
Ratio of expenses to average net assets:
Before fee waivers	1.36	% *	1.32%		1.32%		1.29%		1.45%	1.42%
After fee waivers	1.24	% *	1.24%		1.24%		1.24%		1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	1.83	% *	1.12%		1.20%		1.20%		1.81%	0.64%
After fee waivers	1.95	% *	1.21%		1.28%		1.26%		2.02%	0.82%
Portfolio turnover rate	5.02	% +	12.38%		17.85%		18.70%		10.77%	34.88%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amount are less than $0.01.

(a)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

21

Al Frank Dividend Value Fund
F I N A N C I A L  H I G H L I G H T S
For a share outstanding throughout each period
Investor Class

	Six Months Ended
	June 30, 2016		Year Ended December 31
	(Unaudited)		2015		2014		2013		2012		2011
Net asset value, beginning of period	$11.47		$13.23		$14.39		$12.31		$10.96		$11.54

Income from investment operations:
Net investment income ^	0.11		0.12		0.12		0.12		0.21		0.09
Net realized and unrealized gain/(loss) on investments	0.21		(0.89)		0.36		4.15		1.67		(0.56)
Total from investment operations	0.32		(0.77)		0.48		4.27		1.88		(0.47)
Less distributions:
From net investment income	—		(0.11)		(0.12)		(0.14)		(0.22)		(0.11)
From net realized gain on investments	—		(0.88)		(1.52)		(2.05)		(0.31)		—
Total distributions	—		(0.99)		(1.64)		(2.19)		(0.53)		(0.11)
	—
Redemption fees retained ^#	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$11.79		$11.47		$13.23		$14.39		$12.31		$10.96

Total return	2.79%	+(a) (d)	-5.70%		3.36	% (a)(d)	35.65	% (a)(d)	17.20	% (a)(d)	-4.09	% (a)(d)
Ratios/supplemental data:
Net assets, end of period (thousands)	$13,804		$14,502		$16,286		$16,669		$13,923		$14,209
Ratio of expenses to average net assets:
Before fee waivers	2.09	% *	1.94	% (b)	2.01%		2.01%		2.58%		2.41%
After fee waivers/Recoupments	1.98	% *	1.98	% (c)	1.98%		1.98%		1.98%		1.98%
Ratio of net investment income to average net assets:
Before fee waivers	1.87	% *	0.88%		0.77%		0.82%		1.12%		0.39%
After fee waivers/Recoupments	1.99	% *	0.84%		0.80%		0.85%		1.72%		0.82%
Portfolio turnover rate	4.04	% +	15.05%		16.84%		24.89%		10.84%		37.24%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.
22

#	Amounts are less than $0.01.

(a)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees.

(b)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(c)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(d)	Had the Advisor not waived a portion of its fees, total returns would have been lower.

Al Frank Dividend Value Fund
F I N A N C I A L  H I G H L I G H T S
For a share outstanding throughout each period
Advisor Class

	Six Months Ended
	June 30, 2016		Year Ended December 31
	(Unaudited)		2015		2014		2013		2012		2011
Net asset value, beginning of period	$11.40		$13.16		$14.32		$12.26		$10.92		$11.50
Income from investment operations:
Net investment income^	0.13		0.15		0.15		0.16		0.25		0.12
Net realized and unrealized gain/(loss) on investments	0.20		(0.89)		0.36		4.13		1.65		(0.56)
Total from investment operations	0.33		(0.74)		0.51		4.29		1.90		(0.44)
Less distributions:
From net investment income	—		(0.14)		(0.15)		(0.18)		(0.25)		(0.14)
From net realized gain on investments	—		(0.88)		(1.52)		(2.05)		(0.31)		—
Total distributions	—		(1.02)		(1.67)		(2.23)		(0.56)		(0.14)
Redemption fees retained	0.00	^ #	0.00	^ #	0.00	^ #	0.00	^ #	—		—
Net asset value, end of period	$11.73		$11.40		$13.16		$14.32		$12.26		$10.92
Total return	2.89	% + (a)(d)	-5.47%		3.65	% (a)(d)	35.97	% (a)(d)	17.49	% (a)(d)	-3.83	% (a)(d)
Ratios/supplemental data:
Net assets, end of period (thousands)	$423		$406		$424		$509		$377		$282
Ratio of expenses to average net assets:
Before fee waivers	1.86	% *	1.69	% (b)	1.75%		1.75%		2.33%		2.16%
After fee waivers/Recoupments	1.73	% *	1.73	% (c)	1.73%		1.73%		1.73%		1.73%
Ratio of net investment income to average net assets:
Before fee waivers	2.36	% *	1.27%		1.03%		1.09%		1.45%		0.62%
After fee waivers/Recoupments	2.49	% *	1.23%		1.06%		1.11%		2.05%		1.05%
Portfolio turnover rate	4.04	% +	15.05%		16.84%		24.89%		10.84%		37.24%
23

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amounts are less than $0.01.

(a)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees.

(b)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(c)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(d)	Had the Advisor not waived a portion of its fees, total returns would have been lower.

D.	Comparison Fee Table and Example; Portfolio Turnover

Fee Table. The management fee for each Fund is identical. The shareholder fees (fees paid directly from your investment) are the same for each Fund and will not change as a result of the merger. Annual fund operating expenses (expenses that are deducted from fund assets) are described in the table below, and, as shown, the annual fund operating expenses of the Al Frank Fund and the combined Fund are expected to be lower than the current annual fund operating expenses for the Dividend Fund.

The following table shows the comparative fees and expenses of the Funds as of June 30, 2016 (adjusted to account for changes in fee waiver agreements since that time). The table also reflects the pro forma combined fees for the Al Frank Fund after giving effect to the Reorganization.

	Dividend Value Fund (Current)		Al Frank Fund (Current)		Al Frank Fund (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)	Investor Class	Advisor Class	Investor Class	Advisor Class	Investor Class	Advisor Class
Maximum sales charge (load)	None	None	None	None	None	None
Redemption fee	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange fee	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	None	0.25%	None	0.25%	None
Other expenses	0.84%(1)	0.86%(1)	0.36%(2)	0.36%(2)	0.29%	0.29%
Total annual fund operating expenses	2.09%	1.86%	1.61%	1.36%	1.54%	1.29%
Less: Fee waivers and/or expense reimbursements	(0.11)%	(0.13)%	(0.12)%	(0.12)%	(0.05)%	(0.05)%
Total net annual fund operating expenses (after waivers/reimbursements)	1.98%	1.73%	1.49%	1.24%	1.49%	1.24%

1)	This number includes the combined total fees and operating expenses of the Acquired Funds owned by the Dividend Value Fund and is not a direct expense incurred by the Dividend Value Fund or deducted from the
24

Dividend Value Fund assets. Acquired fund fees and expenses amounted to less than 0.01%. Since this number does not represent a direct operating expense of the Dividend Value Fund, the operating expenses set forth in the Dividend Value Fund’s financial highlights do not include this figure.

2)	This number includes the combined total fees and operating expenses of the Acquired Funds owned by the Al Frank Fund and is not a direct expense incurred by the Al Frank Fund or deducted from the Fund assets. Acquired fund fees and expenses amounted to less than 0.01%. Since this number does not represent a direct operating expense of the Al Frank Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
3)	Pursuant to an operating expense limitation agreement between AFAM and the each Fund, AFAM has agreed to reduce its management fees and/or pay expenses of the Funds to ensure that the total amount of Fund operating (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.49% and 1.24% of the Al Frank Fund’s average net assets for Investor Class and Advisor Class shares respectively, and 1.98% and 1.73% of the Dividend Value Fund’s average net assets for Investor Class and Advisor Class shares respectively, through April 30, 2018, subject thereafter to annual re-approval of the agreement by the Board. AFAM is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund’s annual operating expenses to exceed the expense cap. Each Fund must pay its current ordinary operating expenses before AFAM is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board.

Expense Example. The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
Dividend Value Fund[1]	Investor Class	$201	$644	$1,114	$2,412
	Advisor Class	$176	$572	$994	$2,169
Al Frank Fund[1]	Investor Class	$152	$496	$865	$1,901
	Advisor Class	$126	$419	$733	$1,625
Al Frank Fund Pro Forma Combined	Investor Class	$152	$482	$835	$1,830
	Advisor Class	$126	$404	$703	$1,552

1Data shown for Investor Class and Advisor Class shares reflects year 1 at the current fee caps of % for Investor Class and % for Advisor Class, with years 3, 5 and 10 reflecting the fees without the caps of % for Investor Class and % for Advisor Class.

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the period ended June 30, 2016, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Dividend Value Fund	16.84%
Al Frank Fund	0%

25

E.	Comparison of Performance

Dividend Value Fund. Annual total returns for the Investor Class shares of the Dividend Value Fund as of December 31, 2016 were as follows for each year shown.

The Dividend Value Fund was reorganized on January 18, 2013 from a series of the Advisors Series Trust (the “Dividend Value Predecessor Fund”), a Delaware statutory trust to a series of Northern Lights Fund Trust II, also a Delaware statutory trust (the “Reorganization”). The Dividend Value Fund is a continuation of the Dividend Value Predecessor Fund and, therefore, the performance information below includes the performance of Investor Class and Advisor Class shares of the Dividend Value Predecessor Fund.

Dividend Value Fund – Investor Class

Calendar Year Total Returns as of December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 16.69% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.00% for the quarter ended December 31, 2008.

The table below shows the average annual total return of the Dividend Value Fund as of December 31, 2016 compared with the performance of a broad-based market index.

Average Annual Total Returns for the periods ended December 31, 2016

	One Year	Five Years	Ten Years	Since Inception(1)
Investor Class
Return Before Taxes	13.42%	11.94%	4.66%	6.52%
Return After Taxes on Distributions	12.82%	9.84%	3.54%	5.55%
Return After Taxes on Distributions and Sale of Fund Shares	7.60%	9.27%	3.59%	5.23%
Advisor Class
Return Before Taxes	13.61%	12.20%	4.90%	4.96%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	8.10%
Russell 3000® (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%	8.38%

26

(1)	Investor Class shares of the Dividend Value Predecessor Fund commenced operations on September 30, 2004; Advisor Class shares of the Dividend Value Predecessor Fund commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for only Investor Class shares and after tax returns for Advisor Class shares will vary.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7 trillion benchmarked to the index, with index assets comprising approximately USD 1.9 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Al Frank Fund. Annual total returns for the Investor Class shares of the Al Frank Fund as of December 31, 2016 were as follows for each year shown (returns do not reflect sales charges and would be lower if they did).

The Al Frank Fund was reorganized on January 18, 2013 from a series of the Advisors Series Trust (the “Al Frank Predecessor Fund” and together with the Dividend Value Predecessor Fund, the “Predecessor Funds”)), a Delaware statutory trust to a series of Northern Lights Fund Trust II, also a Delaware statutory trust (the “Reorganization”). The Al Frank Fund is a continuation of the Al Frank Predecessor Fund and, therefore, the performance information below includes the performance of Investor Class and Advisor Class shares of the Al Frank Predecessor Fund.

27

Al Frank Fund – Investor Class

Calendar Year Total Returns as of December 31,

During the period of time shown in the bar chart, the Al Frank Fund’s highest quarterly return was 19.38% for the quarter ended September 30, 2009, and the lowest quarterly return was -25.74% for the quarter ended December 31, 2008.

The table below shows the average annual return of the Al Frank Fund as of December 31, 2016 compared with the performance of a broad-based market index.

Average Annual Total Returns for the periods ended December 31, 2016

	One Year	Five Years	Ten Years	Since Inception(1)
Investor Class
Return Before Taxes	15.62%	12.91%	5.11%	10.08%
Return After Taxes on Distributions	13.96%	10.45%	3.43%	9.02%
Return After Taxes on Distributions and Sale of Fund Shares	9.60%	10.02%	3.94%	8.65%
Advisor Class
Return Before Taxes	15.87%	13.19%	5.38%	5.08%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	6.45%
Russell 3000® (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%	6.71%

(1)	Investor Class shares of the Al Frank Predecessor Fund commenced operations on January 2, 1998; Advisor Class shares of the Al Frank Predecessor Fund commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for only Investor Class shares and after tax returns for Advisor Class shares will vary.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7 trillion benchmarked to the index, with index assets comprising approximately USD 1.9 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

28

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Please remember that past performance (both before and after taxes) is no guarantee of the results the Funds may achieve in the future. Future returns may be higher or lower than the returns achieved in the past.

29

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of April 21, 2017, and has been adopted by the Board of Trustees of Northern Lights Fund Trust II (the “Trust”), a Delaware business trust, to provide for the reorganization of the Dividend Value Fund (the “Acquired Fund”) into the Al Frank Fund (the “Acquiring Fund”), each a series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund, and the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

I.                    PLAN OF REORGANIZATION

1.       Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund on the Exchange Date (as defined in Section II.4) all of its properties and assets existing at the Valuation Time (as defined in Section II.2(f)). In consideration therefor, Acquiring Fund agrees, on the Exchange Date, to assume all of the liabilities of Acquired Fund existing at the Valuation Time and deliver to Acquired Fund: (i) a number of full and fractional Investor Class shares of beneficial interest of Acquiring Fund (the “Investor Class Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Investor Class shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Investor Class shares of Acquired Fund assumed by Acquiring Fund on such date; and (ii) a number of full and fractional Advisor Class shares of beneficial interest of Acquiring Fund (the “Advisor Class Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Advisor Class shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Advisor Class shares of Acquired Fund assumed by Acquiring Fund on such date. The Investor Class Merger Shares and Advisor Class Merger Shares shall be referred to collectively as the “Merger Shares.” Before the Exchange Date, Acquired Fund will declare and pay to its shareholders a dividend and/or other distribution in an amount such that it will have distributed all of its net investment income and capital gains as described in Section II.6(c) hereof.

2.        Upon consummation of the transactions described in Section I.1 of this Agreement, Acquired Fund will distribute, in complete liquidation to its Investor Class and Advisor Class shareholders of record as of the Exchange Date, the Investor Class and Advisor Class Merger Shares, each shareholder being entitled to receive that proportion of Investor Class Merger Shares or Advisor Class Merger Shares that the number of Investor Class and Advisor Class shares of beneficial interest of Acquired Fund held by such shareholder bears to the number of Investor Class or Advisor Class shares of Acquired Fund outstanding on such date.

II.                  AGREEMENT

Acquiring Fund and Acquired Fund agree as follows:

1.                   Reorganization.

(a)	Subject to the other terms and conditions contained herein (including Acquired Fund’s obligation to distribute to its shareholders all of its net investment income and capital gains as described in Section II.6(c) hereof), Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund agrees to acquire from Acquired Fund, on the Exchange
30

Date all of the investments and all of the cash and other properties and assets of Acquired Fund, whether accrued or contingent, in exchange for that number of Merger Shares provided for in Section II.2 and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund, whether accrued or contingent, existing at the Valuation Time. Pursuant to this Agreement, Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Investor Class Merger Shares and Advisor Class Merger Shares received by it to its Investor Class and Advisor Class shareholders, respectively, in complete liquidation of Acquired Fund.

(b)	As soon as practicable, Acquired Fund will, at its expense, liquidate such of its portfolio securities as Acquiring Fund indicates it does not wish to acquire. This liquidation will be substantially completed before the Exchange Date, unless otherwise agreed by Acquired Fund and Acquiring Fund.
(c)	Acquired Fund agrees to pay or cause to be paid to Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the investments and other properties and assets of Acquired Fund, whether accrued or contingent. Any such distribution will be deemed included in the assets transferred to Acquiring Fund at the Exchange Date and will not be separately valued unless the securities in respect of which such distribution is made have gone “ex” before the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date will be included in the determination of the value of the assets of Acquired Fund acquired by Acquiring Fund.

2.                   Exchange of Shares; Valuation Time. On the Exchange Date, Acquiring Fund will deliver to Acquired Fund (i) a number of full and fractional Investor Class Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to the Investor Class shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Investor Class shares of Acquired Fund assumed by Acquiring Fund on that date; and (ii) a number of full and fractional Advisor Class Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to the Advisor Class shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Advisor Class shares of Acquired Fund assumed by Acquiring Fund on that date, in each case as determined as hereafter provided in this Section II.2.

(a)	The net asset value of the Merger Shares to be delivered to Acquired Fund, the value of the assets attributable to the Investor Class and Advisor Class shares of Acquired Fund and the value of the liabilities attributable to the Investor Class and Advisor Class shares of Acquired Fund to be assumed by Acquiring Fund will in each case be determined as of the Valuation Time.
(b)	The net asset value of the Investor Class Merger Shares and Advisor Class Merger Shares and the value of the assets and liabilities of the Investor Class and Advisor Class shares of Acquired Fund will be determined by Acquiring Fund, in cooperation with Acquired Fund, pursuant to procedures customarily used by Acquiring Fund in determining the market value of Acquiring Fund’s assets and liabilities.
(c)	No adjustment will be made in the net asset value of either Acquired Fund or Acquiring Fund to take into account differences in realized and unrealized gains and losses.
(d)	Acquiring Fund will issue the Merger Shares, registered in the name of Acquired Fund, to Acquired Fund. Acquired Fund shall then re-register the Investor Class Merger Shares and Advisor Class Merger Shares in the names of the Investor Class and Advisor Class shareholders of Acquired Fund, respectively, in accordance with instructions furnished by Acquired Fund.
(e)	Acquiring Fund will assume all liabilities of Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Acquired Fund or otherwise.
31

(f)	The Valuation Time is the time at which Acquired Fund calculates its net asset value, which is normally 3 p.m. Central Time, on April 20, 2017 (the “Valuation Time”).

3.                   Fees and Expenses. All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by Acquired Fund and Acquiring Fund of the transactions contemplated by this Agreement (together with the costs specified below, “Expenses”) will be borne by AFAM Capital, Inc. and/or its affiliates, including the costs of liquidating such of Acquired Fund’s portfolio securities as Acquiring Fund shall indicate it does not wish to acquire before the Exchange Date; and provided that such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of Acquiring Fund or Acquired Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

4.                   Exchange Date. Delivery of the assets of Acquired Fund to be transferred, assumption of the liabilities of Acquired Fund to be assumed and the delivery of the Merger Shares to be issued will be made prior to 7:00 a.m. Central Time on the next full business day following the Valuation Time (referred to herein as the “Exchange Date”). Accordingly, the Exchange Date will be April 21, 2017.

5.                   Dissolution. Acquired Fund agrees that the liquidation and dissolution of Acquired Fund will be effected in the manner provided in the Agreement and Declaration of Trust of the Trust in accordance with applicable law and that on and after the Exchange Date, Acquired Fund will not conduct any business except in connection with its liquidation and dissolution.

6.                   Conditions to Acquiring Fund’s Obligations. The obligations of Acquiring Fund hereunder are subject to the following conditions:

(a)	(That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)).
(b)	That Acquiring Fund will have received an opinion of Alston & Bird LLP dated the Exchange Date to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the acquisition by the Acquiring Fund of all of the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund followed by the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares in complete liquidation and termination of the Acquired Fund will constitute a tax-free reorganization under Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be considered a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund or the assumption by the Acquiring Fund of all liabilities of the Acquired Fund; (iii) no gain or loss will be recognized by the Acquired Fund upon the distribution of the shares of the Acquiring Fund to the Acquired Fund shareholders in exchange for their Acquired Fund shares, except that, immediately prior to the Reorganization, the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; (iv) the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same to the Acquiring Fund as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by shareholders of the
32

Acquired Fund upon the receipt of the Acquiring Fund shares by such shareholders, provided such shareholders receive solely the Acquiring Fund shares (including fractional shares) in exchange for their Acquired Fund shares; (vii) the aggregate tax basis of the shares of the Acquiring Fund, including any fractional shares, received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund shares, including fractional shares, to be received by each shareholder of the Acquired Fund will include the period during which the Acquired Fund shares exchanged were held by such shareholder; (viii) the Acquiring Fund will succeed to the tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the regulations thereunder.

(c)	That, before the Exchange Date, Acquired Fund declares a dividend or dividends which, together with all previous such dividends, has the effect of distributing to the shareholders of Acquired Fund (i) all of the excess of Acquired Fund’s investment income excludable from gross income under Section 103 of the Code over Acquired Fund’s deductions disallowed under Sections 265 and 171 of the Code, and all of Acquired Fund’s investment company taxable income (as defined in Section 852 of the Code and computed without regard to any deduction for dividends paid), in each case for Acquired Fund’s taxable year ending after December 31, 2016 and on or before the Exchange Date, and (ii) all of its net capital gain realized in the taxable year ending after December 31, 2016 exceeding any capital loss carryover’s utilized from prior fiscal years and on or before the Exchange Date.
(d)	That Acquired Fund’s custodian has delivered to Acquiring Fund a certificate identifying all of the assets of Acquired Fund held by such custodian as of the Valuation Time.
(e)	That Acquired Fund’s transfer agent has provided to Acquiring Fund (i) a certificate setting forth the number of shares of Acquired Fund outstanding as of the Valuation Time, and (ii) the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder.
(f)	That Acquired Fund will have executed and delivered to Acquiring Fund an instrument of transfer dated as of the Exchange Date pursuant to which Acquired Fund will assign, transfer and convey all of the assets and other property to Acquiring Fund at the Valuation Time in connection with the transactions contemplated by this Agreement.
(g)	That a combination proxy statement/prospectus on Form N-14 (the “Registration Statement”) will have become effective under the Securities Act of 1933, as amended (the “1933 Act”), and no stop orders suspending the effectiveness thereof shall have been issued, and to the best knowledge of the parties hereto, no investigation or proceeding for that purpose will have been instituted or pending, threatened or contemplated by the Securities and Exchange Commission (the “SEC”) under the 1933 Act.
(h)	That all necessary orders of exemption under the 1940 Act with respect to the transactions contemplated by this Agreement shall have been granted by the SEC, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

7.                   Conditions to Acquired Fund’s Obligations. The obligations of Acquired Fund hereunder are subject to the following conditions:

(a)	That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the 1940 Act).
33

(b)	That Acquired Fund will have received the same opinion referenced in Section II.6(b) hereof.
(c)	That Acquiring Fund will have executed and delivered to Acquired Fund an Assumption of Liabilities certificate dated as of the Exchange Date pursuant to which Acquiring Fund will assume all of the liabilities of Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.
(d)	That the Registration Statement shall have been declared effective by the SEC and no stop orders under the 1933 Act pertaining thereto shall have been issued; all necessary orders of exemption under the 1940 Act with respect to the transactions contemplated by this Agreement shall have been granted by the SEC; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

8.                   Termination. This Agreement may be terminated and the Reorganization abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Exchange Date if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization inadvisable. In the event of any such termination, there shall be no liability for damages on the part of Acquiring Fund, Acquired Fund, the Trust or the Trust’s Board of Trustees.

9.                   Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except upon authorization of the Board of Trustees of the Trust and will be construed in accordance with and governed by the laws of Delaware.

34

IN WITNESS WHEREOF, this Agreement and Plan of Reorganization has been signed by duly authorized officers of the Trust on behalf of the Acquiring Fund and the Acquired Fund as of the date first above written.

NORTHERN LIGHTS FUND TRUST II,    NORTHERN LIGHTS FUND TRUST II,

on behalf of Dividend Value Fund                on behalf of Al Frank Fund

By: Kevin E. Wolf                     By: Kevin E. Wolf

Name: Kevin E. Wolf                     Name: Kevin E. Wolf

Title: President                                       Title: President

Accepted and agreed to with regard to Section 3 hereof only:

AFAM Capital, Inc.

By: /s/ _________________

[Name]

[Title]

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF THE

DIVIDEND VALUE FUND,

a series of Northern Lights Fund Trust II

BY AND IN EXCHANGE FOR

INVESTOR CLASS and Advisor Class SHARES OF the

AL FRANK FUND,

a series of Northern Lights Fund Trust II

Managed by:

AFAM Capital, Inc.

2117 FM 2244, Building 3, Suite 170

Austin, TX 78738

1-888-263-6443

February 22, 2017

This Statement of Additional Information (“SAI”), relates specifically to the shares of Al Frank Fund to be issued pursuant to an Agreement and Plan of Reorganization, dated April 21, 2017, whereby the Dividend Value Fund, will merge with and into the Al Frank Fund. This SAI does not constitute a prospectus. This SAI does not contain all the information that a Shareholder should consider before voting on the proposal contained in the combined Prospectus/Proxy Statement, and, therefore, should be read in conjunction with the related combined Prospectus/Proxy Statement dated February 22, 2017. A copy of the combined Prospectus/Proxy Statement may be obtained without charge by calling 1-888-263-6443. Please retain this document for future reference.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED February 22, 2017

The SEC has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

I. General Information	3
II. Pro Forma Financial Information	3
2

I.	General Information

This Statement of Additional Information (“Merger SAI”) relates to the proposed reorganization of the Dividend Value Fund (“Dividend Value Fund”), a series of Northern Lights Fund Trust II, into the Al Frank Fund (the “Al Frank Fund”), also a series of Northern Lights Fund Trust II (the “Reorganization”). The Dividend Value Fund and the Al Frank Fund are collectively referred to herein as the “Funds.”

Further information about each of the Al Frank Fund and the Dividend Value Fund is contained in and incorporated by reference to the Al Frank Fund’s Statement of Additional Information dated May 1, 2016 and the Dividend Value Fund’s Statement of Additional Information dated May 1, 2016, respectively, as each may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for each of the Dividend Value Fund and the Al Frank Fund is contained in the Dividend Value Fund’s and Al Frank Fund’s Semi-Annual Report for the period ended June 30, 2016 and are incorporated in this Statement of Additional Information by reference. No other parts of the Dividend Value Fund’s or Al Frank Fund’s Annual Report are incorporated by reference in this Statement of Additional Information.

This Merger SAI contains information which may be of interest to shareholders of the Dividend Value Fund but which is not included in the Combined Prospectus/Proxy Statement dated February 22, 2017 which relates to the Reorganization. As described in the Combined Prospectus/Proxy Statement, the Reorganization involves the transfer of all the assets of the Dividend Value Fund in exchange for shares of the Al Frank Fund and the assumption of all the liabilities of Dividend Value Fund by the Al Frank Fund. The Dividend Value Fund will distribute the Al Frank Fund shares it receives to its shareholders in complete liquidation of Dividend Value Fund. This Merger SAI is not a prospectus and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Funds at Northern Lights Fund Trust II, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha, NE 68130, or by calling toll-free 1-888-263-6443.

This Merger SAI consists of the following documents, each of which is incorporated by reference herein, as well as the pro forma financial information set forth below:

•	Prospectus of Northern Lights Fund Trust II dated May 1, 2016 (Prospectus is incorporated by reference to PEA No. 308 to the Registration Statement on Form N-1A filed on April 22, 2016; supplements are incorporated by reference to the Rule 497 filings made on each date listed) (File Nos. 333-174926; 811-22549).
•	Statement of Additional Information of Northern Lights Fund Trust II dated May 1, 2016 (incorporated by reference to PEA No. 308 to the Registration Statement on Form N-1A filed on April 22, 2016; supplements are incorporated by reference to the Rule 497 filings made on each date listed) (File Nos. 333-174926; 811-22549).
•	Annual Report to Shareholders of Northern Lights Fund Trust II Trust (for Dividend Value Fund and Al Frank Fund) for the fiscal year ended December 31, 2015 (incorporated by reference to the Form N-CSR filed on March 10, 2016) (File Nos. 333-174926; 811-22549).
•	Semi-annual Report to Shareholders of Northern Lights Fund Trust II Trust (for Dividend Value Fund and Al Frank Fund) for the six month period ended June 30, 2016 (incorporated by reference to the Form N-CSRS filed on September 8, 2016) (File Nos. 333-174926; 811-22549).
•	Code of Ethics for AFAM Capital, Inc. (incorporated by reference to PEA No. 256 to the Registration Statement on Form N-1A filed on September 28, 2015) (File Nos. 333-174926; 811-22549).
II.	Pro Forma Financial Information
3

Set forth below is pro forma financial information demonstrating the effect of the Reorganization on the Funds.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Dividend Value Fund and the Al Frank Fund, each as identified below for the 12 month period ended June 30, 2016. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in the Funds’ Annual and Semiannual Reports to Shareholders.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the Reorganization, as of the period indicated below.

Acquired Fund	Acquiring Fund	Balance Sheet & Income Statement Period Ended
Dividend Value Fund	Al Frank Fund	June 30, 2016

Basis of Pro Forma. The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Al Frank Fund or its shareholders as a result of the Reorganization. The Dividend Value Fund and the Al Frank Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization will be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Al Frank Fund in exchange for shares of the Al Frank Fund and the distribution of such shares to Dividend Value Fund shareholders in complete liquidation of the Dividend Value Fund. The table below shows the class and shares that Dividend Value Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Acquired Fund Share Class		Acquiring Fund Share Class

Dividend Value Fund	Shares Exchanged	Al Frank Fund
Investor Class		Investor Class
Advisor Class		Advisor Class

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Al Frank Fund, and the results of operations of the Al Frank Fund for pre-Reorganization periods will not be restated. All securities held by the Dividend Value Fund comply with investment objectives, strategies and restrictions of the Al Frank Fund at period ended date in Note 1. The distribution represents the Dividend Value Fund’s final required distribution before consummation of the Reorganization and will be taxable to Dividend Value Fund shareholders.

Note 2 – Net Assets

The table below shows the net assets of the Al Frank Fund and the Dividend Value Fund and pro forma combined net assets as of the date indicated.

Fund	Net Assets	As-of-Date
Dividend Value Fund (Acquired Fund)	$14,226,515	June 30, 2016
Al Frank Fund (Acquiring Fund)	$68,558,359	June 30, 2016
Al Frank Fund (Pro Forma Combined)	$82,784,874	June 30, 2016
4

Note 3 – Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating the daily net asset values of the Funds and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Al Frank Fund Expense Category	Increase (Decrease) in Expense	Basis Point (bp) Effect
Advisory agreement fees	$27,952	-3bps
Service agreement fees	$0	-3bps

.

Note 4 – Reorganization Costs

The costs associated with the Reorganization include among others legal, accounting, printing and mailing. Neither shareholders nor any of the Funds will bear any of these costs; instead, AFAM Capital, Inc. is responsible for all such costs. The pro forma financial information has not been adjusted for any costs related to the Reorganization. Total costs, including brokerage costs noted above, are expected to be approximately $16,000.

Note 5 - Accounting Survivor

The Al Frank Fund will be the accounting and performance survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Al Frank Fund.

5

PART C

OTHER INFORMATION

ITEM 15. Indemnification

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. Exhibits

1.	(a) Agreement and Declaration of Trust dated August 26, 2010, previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(b) Certificate of Trust as filed with the State of Delaware on August 26, 2010, previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

2.	By-Laws, effective as of August 26, 2010, previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
3.	Not applicable.
4.	Agreement and Plan of Reorganization – Included in Part A as Appendix A.

5.	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
6.	(a) Investment Advisory Agreement between the Registrant and AFAM Capital, Inc., on behalf of the Innealta Capital Sector Rotation Fund, Innealta Capital Country Rotation Fund, Innealta Capital Tactical Fixed Income Fund, Al Frank Fund and Al Frank Dividend Value Fund. (incorporated by reference to Post-Effective Amendment (“PEA”) No. 147 to the Registration Statement on Form N-1A filed on March 28, 2014).

(b)       Master Fund Services Agreement between the Registrant and Gemini Fund Services, LLC dated May 17, 2011(incorporated by reference to Post-Effective Amendment (“PEA”) No. 315 to the Registration Statement on Form N-1A filed on September 27, 2016).

(c)        Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Innealta Capital Sector Rotation Fund, Innealta Capital Country Rotation Fund, Innealta Capital Tactical Fixed Income Fund, Al Frank Fund and Al Frank Dividend Value Fund. (incorporated by reference to PEA No. 157 to the Registration Statement on Form N-1A filed on June 20, 2014).

(d)       Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund and Al Frank Dividend Value Fund (incorporated by reference to PEA No. 93 to the Registration Statement on Form N-1A filed on February 1, 2013).

7.	(a) Underwriting Agreement between the Registrant and Northern Lights Distributors LLC. (incorporated by reference to PEA No. 233 to the Registration Statement on Form N-1A filed on May 26, 2015).
8.	Not applicable.
9.	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund and Al Frank Dividend Value Fund (incorporated by reference to PEA No. 95 to the Registration Statement on Form N-1A filed on March 22, 2013).
10.	(a) Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (incorporated by reference to PEA No. 233 to the Registration Statement on Form N-1A filed on May 26, 2015).

(6)       Rule 18f-3 Plan, as amended July 13, 2016 (incorporated by to PEA No. 313 to the Registration Statement on Form N-1A filed on filed on July 27, 2016).

11.	(a) Opinion of Counsel Regarding Legality of Shares to be Issued.[1]

(b)        Consent of Alston & Bird LLP.1

12.	Opinion (and Consent) of Counsel on Tax Matters.[1]
13.	Other Material Contracts

1 Previously filed on January 13, 2017 in the Registrant's Combined Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

2

(a)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc. (incorporated by reference to PEA No. 93 to the Registration Statement on Form N-1A filed on February 1, 2013).
(b)	Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC (incorporated by reference to PEA No. 2 to the Registration Statement on Form N-1A filed on June 28, 2011).
14.	Consent of BBD, LLP (filed herewith).
15.	Not applicable.
16.	Powers of Attorney of the Trustees of the Registrant.[1]

ITEM 17. Undertakings

1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 17th day of February, 2017.

NORTHERN LIGHTS FUND TRUST II

/s/ Kevin Wolf
By:	Kevin Wolf*
Its:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

Brian Nielsen*	_________________________ Trustee & Chairman	February 17, 2017
Thomas Sarkany*	_________________________ Trustee	February 17, 2017
Anthony Lewis*	_________________________ Trustee	February 17, 2017
Keith Rhoades*	_________________________ Trustee	February 17, 2017
Randy Skalla*	_________________________ Trustee	February 17, 2017
Kevin Wolf*	_________________________ President and Principal Executive Officer	February 17, 2017
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	February 17, 2017

*By:   /s/James Ash_______________

James Ash

*Attorney-in-Fact – pursuant to powers of attorney previously filed on January 13, 2017 in the Registrant's Combined Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of BBD, LLP	(14)

Al Frank
MUTUAL FUNDS

PROXY CARD

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CONTROL NUMBER **12345678910**

Al Frank Dividend Value Fund

A SERIES OF NORTHERN LIGHTS FUND TRUST II

The undersigned, revoking previous proxies, if any, with respect to the shares described below, hereby appoints Andrew Rogers, Kevin Wolf and Stephanie Shearer each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholders (the "Meeting") of Northern Lights Fund Trust II (the "Trust" or "NLFT II") to be held at the offices of the Trust's administrator, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788 on April 20, 2017 at 10:00 a.m., Eastern time, and at any and all adjournments thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES, AND MAY BE REVOKED PRIOR TO ITS EXERCISE BY FILING WITH THE SECRETARY OF THE COMPANY AN INSTRUMENT REVOKING THIS PROXY OR A DULY EXECUTED PROXY BEARING A LATER DATE, OR BY APPEARING IN-PERSON AND VOTING AT THE MEETING.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **1-866-342-4883**. **Representatives are available to assist you** Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on April 20, 2017. The proxy statement for this meeting is available at:

proxyonline.com/docs/AlFrankDVFund.pdf

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

Al Frank Dividend Value Fund

PROXY CARD

<u>YOUR SIGNATURE IS REQUIRED</u> FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

This proxy is solicited on behalf of the Fund's Board of Trustees, and the Proposal has been unanimously approved by the Board of Trustees and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Special Meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]